Investments - Equity Method Investments (Details) - Other invested assets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 845	$ 900
Almacantar Group S.A.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	36.00%	36.00%
Equity method investments	$ 561	$ 494